Additional Financial Information of Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Common Class A [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,000,000,000	33,562,015,467	33,562,015,467
Common Stock, Shares, Issued	18,505,617,508	3,517,944,736
Common Stock, Shares, Outstanding	18,505,617,508	3,517,944,736
Common Class B [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001	$ 0.0001
Common stock, shares authorized	10,000,000,000	963,610,653	963,610,653
Common Stock, Shares, Issued	3,323,790,823	963,610,653
Common Stock, Shares, Outstanding	3,323,790,823	963,610,653
Parent Company [Member] | Common Class A [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	40,000,000,000	33,562,015,467
Common Stock, Shares, Issued	18,559,858,605	3,517,944,736
Common Stock, Shares, Outstanding	18,559,858,605	3,517,944,736
Parent Company [Member] | Common Class B [Member]
Common stock par or stated value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	10,000,000,000	963,610,653
Common Stock, Shares, Issued	3,269,099,726	963,610,653
Common Stock, Shares, Outstanding	3,269,099,726	963,610,653